Document and Entity Information	12 Months Ended
Dec. 31, 2020
Entity Central Index Key	0000928876
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	6-K
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Address, Address Line One	Ramat Gavriel Industrial Park
Entity Address, Address Line Two	P.O. Box 619
Entity Address, City or Town	Migdal Haemek
Entity Address, Postal Zip Code	2310502